Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 702,434	$ 657,269	$ 1,224,307	$ 1,602,368
Cost of Revenues	811,519	871,000	1,748,799	1,659,911
Gross Profit	(109,085)	(213,731)	(524,492)	(57,543)
Operating Expenses
Selling, general and administrative	917,561	1,664,611	1,929,051	3,149,691
Salaries	573,975	611,804	1,130,040	1,508,652
Stock based compensation	555,892	1,276,870	572,731	1,276,870
Total Operating Expenses	2,047,428	3,553,285	3,631,822	5,935,213
Loss from operations	(2,156,513)	(3,767,016)	(4,156,314)	(5,992,756)
Other Income (Expenses)
Interest Expense	(215,162)	(158,803)	(403,177)	(331,428)
Warrant expense		(598,894)		(598,894)
Loss on sale of company stock	(419,750)	(58,775)	(419,750)	(93,165)
Total Other Income (Expense)	(744,912)	(816,472)	(932,927)	(1,023,487)
Loss from continuing operations	(2,901,425)	(4,583,488)	(5,089,241)	(7,016,243)
Other Comprehensive Income (loss)
Loan Forgiveness - SBA	265,842	0	265,842	0
Unrealized holding gain (loss) arising during period	(40)	28	0	(3,010)
Total other Comprehensive Income (loss)	265,802	28	265,842	(3,010)
Net Comprehensive Loss	$ (2,635,623)	$ (4,583,460)	$ (4,823,399)	$ (7,019,253)
Net Comprehensive Loss Per Common Share:
For continued operations, basic and diluted	$ (0.88)	$ (1.92)	$ (1.65)	$ (2.96)
Weighted Average Common Shares Outstanding, basic and diluted	2,984,332	2,389,160	2,922,280	2,374,290